Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021
Right-of-use assets [member]
Statement [Line Items]
Depreciation Rates And Methods Of Plant And Equipment	Straight line over lease term
Leasehold Improvements [Member]
Statement [Line Items]
Depreciation Rates And Methods Of Plant And Equipment	Straight line over lease term
Office Equipment [Member]
Statement [Line Items]
Depreciation Rates And Methods Of Plant And Equipment	Double declining rate of 30%
Office Furnishings [member]
Statement [Line Items]
Depreciation Rates And Methods Of Plant And Equipment	Double declining rate of 20%